CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to Melco Resorts & Entertainment Limited	$ 185,045	$ 43,543	$ (326,920)
Transfers to noncontrolling interests:
Changes from net income (loss) attributable to Melco Resorts & Entertainment Limited's shareholders and transfers to noncontrolling interests	185,045	42,951	(327,502)
Melco Resorts and Entertainment (Philippines) [Member]
Transfers to noncontrolling interests:
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the noncontrolling interests	$ 0	$ (592)	$ (582)